Acquisitions and divestments	12 Months Ended
Dec. 31, 2017
Disclosure of acquisitions and divestments [Abstract]
Disclosure of acquisitions and divestments [Text block]
Table of Contents

Note 4Acquisitions and divestments

2017

Philips completed ten acquisitions in 2017. The acquisitions involved an aggregated net cash outflow of EUR 2,333 million. These acquisitions had an aggregated impact on Goodwill and Other intangible assets of EUR 1,548 million and EUR 926 million respectively.

The Spectranetics Corporation (Spectranetics) is the most notable acquisition and is discussed below. The remaining nine acquisitions involved an aggregated net cash outflow of EUR 425 million. Separately, the net cash outflow ranged from EUR 3 million to EUR 117 million. These remaining acquisitions had an aggregated impact on Goodwill and Other intangible assets of EUR 293 million and EUR 252 million respectively.

On August 9, 2017 Philips completed the acquisition of Spectranetics, by acquiring all of the issued and outstanding shares of Spectranetics for USD 38.50 per share, paid in cash at completion. As of the date of acquisition, Spectranetics became a wholly owned subsidiary of Philips and was consolidated within Philips Image-Guided Therapy business as part of the Diagnosis & Treatment businesses segment.

Spectranetics is a US-based global leader in vascular intervention and lead management solutions, present in 11 countries and employs over 900 employees.

The acquisition involved a net cash outflow of EUR 1,908 million. This amount comprised the purchase price of shares (EUR 1,441 million), the settlement of share-based compensation plans (EUR 94 million), the redemption of debt (EUR 378 million) and the settlement of various other items (EUR 48 million). The overall cash position of Spectranetics on the transaction date was EUR 53 million.

Acquisition-related costs of EUR 25 million were recognized in General and administrative expenses.

The condensed opening balance sheet of Spectranetics as of August 9, 2017 was as follows:

Spectranetics
Balance sheet
in millions of EUR
2017
at acquisition date
Goodwill	1,255
Other intangible assets	674
Property, plant and equipment	69
Deferred tax assets	135
Inventories	38
Receivables and other current assets	42
Cash	53
Accounts payable and other payables	(49)
Deferred tax liabilities	(257)
Total assets and liabilities	1,960
Financed by equity	(1,960)

Opening balance positions are subject to final purchase price adjustments, expected to be processed in the first quarter of 2018. Main pending final purchase price adjustments concern Goodwill, Other Intangible assets (Customer relationships, Technology) and Deferred tax liabilities.

Goodwill recognized in the amount of EUR 1,255 million, which at the date of this report is treated as non-deductible for tax purposes, mainly represents the impact of cost synergies. Cost synergies relate to expected lower General and administrative expenses and Selling expenses subsequent to the integration of Spectranetics.

Receivables and other current assets include value adjustments of EUR 3 million, representing the best estimate at the acquisition date of the contractual cash flows not expected to be received.

Other intangible assets were comprised of the following:

Spectranetics
Other intangible assets
in millions of EUR unless otherwise stated
2017
	amount	amortization period in years
Customer relationships	372	20
Technology	297	15
Brand names	5	3
Total other intangible assets	674

The main categories of Other intangible assets (Customer relationships and Technology) are determined using an ‘income approach’, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows generated by that asset over its remaining useful life.

The fair value of the Customer relationships relates to an estimate of positive cash flows associated with incremental profits related to excess earnings until 2038, discounted at a rate of 10.5%. The fair value of Technology is based on the assumption that certain savings in royalty payments can be achieved until 2032, which are discounted at a rate ranging from 11.5% to 13.0%.

As from August 9, 2017, Spectranetics contributed sales of EUR 114 million and generated a negative net income of EUR 37 million.

Pro-forma disclosure

The following table presents 2017 year-to-date unaudited pro-forma results of Philips, assuming Spectranetics had been consolidated as of January 1, 2017.

Philips Group
Pro-forma Statements of income for Spectranetics acquisition (unaudited)
in millions of EUR
2017
	Philips Group	Pro forma adjustments	Pro-forma Philips Group
Sales	17,780	156	17,936
Net income	1,870	(40)	1,830

Pro-forma information is based on historical Spectranetics and Philips performance. The following main adjustments were made to arrive at pro-forma information:

  exclusion of acquisition-related costs incurred by Spectranetics;
  inclusion of purchase price allocation effects;
  exclusion of stock based compensation costs;
  exclusion of interest costs related to debt;
  inclusion of tax benefits related to operating losses.
Divestments

Apart from the sale of the Combined Lumileds and Automotive businesses and the deconsolidation of Philips Lighting, Philips completed two divestments during 2017 at an aggregate cash consideration of EUR 54 million.

For details regarding the sale of the Combined Lumileds and Automotive businesses and the deconsolidation of Philips Lighting, reference is made to Discontinued operations and assets classified as held for sale.

2016

Acquisitions

Philips completed two acquisitions in 2016, which involved an aggregated net cash outflow of EUR 168 million.

Divestments

Philips completed six divestments during 2016. The six divestments involved an aggregated cash consideration of EUR 43 million.